Deposits to institutional cooperators, net - Additional information (Details) - 12 months ended Dec. 31, 2020	USD ($)	CNY (¥)
Deposits to institutional cooperators, net
Deposit assets used to compensate institutional cooperator's loss		¥ 970,000,000
Consideration from sale to third party		10,000,000
Allowance of deposits to cooperators	$ 1,581,321	10,318,117
Allowance for impairment loss of deposits		¥ 960,000,000